VIRTUS Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2026
($ reported in thousands)

	Par Value	Value
U.S. Government Securities—5.4%
U.S. Treasury Bonds
3.000%, 8/15/48	$3,340	$2,447
2.000%, 2/15/50	2,045	1,192
1.375%, 8/15/50	12,795	6,276
1.875%, 2/15/51	5,255	2,921
2.250%, 2/15/52	35	21
2.875%, 5/15/52	2,335	1,615
3.625%, 2/15/53	425	340
3.625%, 5/15/53	3,840	3,069
4.125%, 8/15/53	940	821
4.250%, 2/15/54	4,255	3,796
4.625%, 5/15/54	3,870	3,675
4.500%, 11/15/54	1,885	1,755
U.S. Treasury Notes
4.375%, 12/31/29	1,070	1,077
3.875%, 12/31/32	1,335	1,304
4.250%, 11/15/34	495	490
Total U.S. Government Securities (Identified Cost $41,123)		30,799

Foreign Government Securities—1.1%
Costa Rica Government
144A 6.550%, 4/3/34(1)	65	69
144A 7.300%, 11/13/54(1)	40	45
Dominican Republic 144A 4.875%, 9/23/32(1)	417	397
Federative Republic of Brazil 6.000%, 10/20/33	245	247
Hungary Government International Bond
144A 6.250%, 9/22/32(1)	150	159
144A 5.500%, 3/26/36(1)	98	99
Kingdom of Bahrain
144A 7.375%, 5/14/30(1)	106	108
144A 7.100%, 2/3/38(1)	69	67
Kingdom of Morocco 144A 3.000%, 12/15/32(1)	110	96
Oman Government International Bond 144A 6.250%, 1/25/31(1)	224	236
Republic of Angola
144A 8.000%, 11/26/29(1)	70	71
144A 9.244%, 1/15/31(1)	72	75
144A 9.875%, 3/31/37(1)	40	41
Republic of Colombia
7.500%, 2/2/34	150	160
5.625%, 2/26/44	124	107
8.750%, 11/14/53	57	68
Republic of El Salvador
144A 8.625%, 2/28/29(1)	82	86
RegS 7.650%, 6/15/35(2)	72	74
Republic of Ghana RegS 5.000%, 7/3/35(2)(3)	99	92
	Par Value	Value

Foreign Government Securities—continued
Republic of Guatemala 144A 6.600%, 6/13/36(1)	$72	$77
Republic of Indonesia 5.100%, 2/10/54	252	230
Republic of Ivory Coast 144A 8.250%, 1/30/37(1)	63	70
Republic of Kazakhstan 144A 5.500%, 7/1/37(1)	176	180
Republic of Kenya
144A 7.875%, 10/9/33(1)	90	91
144A 9.500%, 3/5/36(1)	61	65
Republic of Nigeria 144A 10.375%, 12/9/34(1)	163	194
Republic of Peru 5.375%, 2/8/35	240	242
Republic of Philippines 4.750%, 3/5/35	183	177
Republic of Poland
4.875%, 10/4/33	212	211
5.125%, 9/18/34	67	67
Republic of Serbia 144A 6.500%, 9/26/33(1)	76	80
Republic of South Africa
4.850%, 9/30/29	121	120
5.875%, 6/22/30	135	138
5.650%, 9/27/47	35	30
Republic of Turkiye
7.625%, 5/15/34	340	357
6.625%, 2/17/45	80	73
Republica Orient Uruguay 5.100%, 6/18/50	234	219
Romanian Government International Bond
144A 5.875%, 1/30/29(1)	194	196
144A 7.125%, 1/17/33(1)	85	90
Saudi International Bond
144A 4.875%, 7/18/33(1)	160	159
144A 5.625%, 1/13/35(1)	134	139
144A 4.500%, 10/26/46(1)	110	92
United Mexican States
6.000%, 5/7/36	245	244
6.625%, 1/29/38	200	205
Uzbekistan International Bond 144A 6.900%, 2/28/32(1)	45	48
Total Foreign Government Securities (Identified Cost $5,959)		6,091

Mortgage-Backed Securities—5.8%
Agency—5.8%
Federal Home Loan Mortgage Corporation
Pool #A46224 5.000%, 7/1/35	24	24
Pool #A62213 6.000%, 6/1/37	49	51
See Notes to Schedule of Investments

VIRTUS Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026
($ reported in thousands)
	Par Value	Value

Agency—continued
Pool #SD5594 5.500%, 7/1/53	$871	$879
Pool #SD5856 3.500%, 1/1/54	2,765	2,511
Pool #SD8309 6.000%, 3/1/53	2,385	2,450
Pool #SD8350 6.000%, 8/1/53	672	690
Pool #SD8383 5.500%, 12/1/53	961	970
Pool #SD8418 4.500%, 4/1/54	2,182	2,092
Pool #SD8492 5.000%, 1/1/55	2,499	2,461
Pool #SL3545 3.000%, 10/1/53	1,614	1,410
Federal National Mortgage Association
Pool #254549 6.000%, 12/1/32	6	6
Pool #310041 6.500%, 5/1/37	63	66
Pool #735061 6.000%, 11/1/34	57	59
Pool #880117 5.500%, 4/1/36	2	2
Pool #909092 6.000%, 9/1/37	4	4
Pool #909175 5.500%, 4/1/38	40	41
Pool #909220 6.000%, 8/1/38	26	27
Pool #929625 5.500%, 6/1/38	45	46
Pool #938574 5.500%, 9/1/36	30	30
Pool #972569 5.000%, 3/1/38	32	32
Pool #CB6857 4.500%, 8/1/53	861	831
Pool #FA0685 6.000%, 1/1/55	1,858	1,904
Pool #FA1378 4.000%, 3/1/55	2,476	2,322
Pool #FA1728 6.000%, 10/1/53	1,924	1,980
Pool #FA2472 5.000%, 4/1/54	1,199	1,181
Pool #FS4438 5.000%, 11/1/52	1,439	1,425
Pool #FS6679 6.000%, 12/1/53	1,221	1,254
Pool #FS7751 4.000%, 3/1/53	2,013	1,886
Pool #FS8791 6.000%, 8/1/54	513	525
Pool #MA4785 5.000%, 10/1/52	1,227	1,215
Pool #MA4805 4.500%, 11/1/52	856	825
Pool #MA4980 6.000%, 4/1/53	1,132	1,162
	Par Value	Value

Agency—continued
Pool #MA5072 5.500%, 7/1/53	$729	$734
Pool #MA5385 4.000%, 6/1/54	2,099	1,963
Total Mortgage-Backed Securities (Identified Cost $33,079)		33,058

Corporate Bonds and Notes—10.9%
Communication Services—0.3%
Charter Communications Operating LLC 6.484%, 10/23/45	265	243
Meta Platforms, Inc. 5.750%, 11/15/65	375	337
Omnicom Group, Inc. 5.375%, 6/15/33	225	225
Sprint Capital Corp. 8.750%, 3/15/32	340	401
Verizon Communications, Inc. 6.200%, 5/14/56	310	313
		1,519

Consumer Discretionary—0.4%
Ashtead Capital, Inc. 144A 5.950%, 10/15/33(1)	375	387
Dick’s Sporting Goods, Inc. 4.100%, 1/15/52	755	549
Ford Motor Co. 3.250%, 2/12/32	286	252
Meritage Homes Corp. 144A 3.875%, 4/15/29(1)	191	185
PulteGroup, Inc. 4.900%, 3/1/36	330	322
Sodexo, Inc. 144A 5.800%, 8/15/35(1)	465	475
		2,170

Consumer Staples—0.2%
Alimentation Couche-Tard, Inc. 144A 5.077%, 9/29/35(1)	465	459
BAT Capital Corp. 7.750%, 10/19/32	330	376
Pilgrim’s Pride Corp. 6.250%, 7/1/33	317	331
		1,166

Energy—1.2%
APA Corp. 6.750%, 2/15/55	325	339
BP Capital Markets plc 4.875% (4)	375	371
Columbia Pipelines Operating Co. LLC 144A 5.439%, 2/15/35(1)	225	228
Diamondback Energy, Inc. 5.900%, 4/18/64	385	376
DT Midstream, Inc. 144A 4.375%, 6/15/31(1)	360	348
Enbridge, Inc. 8.500%, 1/15/84	510	583
See Notes to Schedule of Investments

VIRTUS Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026
($ reported in thousands)
	Par Value	Value

Energy—continued
Eni SpA 144A 6.000%, 5/18/56(1)	$430	$424
EOG Resources, Inc. 5.650%, 12/1/54	385	377
Flex Intermediate Holdco LLC 144A 3.363%, 6/30/31(1)	445	411
Harbour Energy plc 144A 6.327%, 4/1/35(1)	475	484
HF Sinclair Corp. 6.250%, 1/15/35	300	312
Kinder Morgan Energy Partners LP 7.500%, 11/15/40	220	256
Occidental Petroleum Corp. 6.200%, 3/15/40	340	353
Pertamina Persero PT 144A 6.450%, 5/30/44(1)	370	377
Petroleos Mexicanos
7.690%, 1/23/50	202	188
6.950%, 1/28/60	11	9
6.350%, 2/12/48	136	112
Reliance Industries Ltd. 144A 2.875%, 1/12/32(1)	310	279
Saudi Arabian Oil Co. 144A 5.250%, 7/17/34(1)	355	358
Sempra Infrastructure Partners LP 144A 3.250%, 1/15/32(1)	589	522
TransCanada PipeLines Ltd. 6.375%, 10/17/56	35	35
Western Midstream Operating LP 5.250%, 2/1/50	345	299
		7,041

Exploration & Production—0.0%
Petronas Capital Ltd. 144A 5.848%, 4/3/55(1)	163	170
Financials—4.9%
AerCap Ireland Capital DAC 6.950%, 3/10/55	229	237
Allianz SE 144A 6.350%, 9/6/53(1)	400	418
Ally Financial, Inc. 8.000%, 11/1/31	385	429
American Express Co. 5.625%, 7/28/34	670	686
Ameriprise Financial, Inc. 5.350%, 6/15/36	330	329
Apollo Debt Solutions BDC
6.900%, 4/13/29	165	169
5.875%, 8/30/30	200	198
Apollo Global Management, Inc. 6.000%, 12/15/54	475	461
Ascot Group Ltd. 144A 4.250%, 12/15/30(1)	745	692
Atlas Warehouse Lending Co. LP 144A 5.250%, 1/15/33(1)	445	438
Australia & New Zealand Banking Group Ltd. 144A 5.816%, 6/18/36(1)	350	356
Aviation Capital Group LLC 144A 4.875%, 1/28/33(1)	95	92
	Par Value	Value

Financials—continued
Avilease Capital Ltd. 144A 5.500%, 6/30/31(1)	$290	$291
Bank of America Corp.
2.687%, 4/22/32	245	222
2.972%, 2/4/33	408	368
5.518%, 10/25/35	540	543
Barclays plc 7.437%, 11/2/33	355	396
BlackRock Funding, Inc. 5.250%, 3/14/54	350	330
Blackstone Private Credit Fund 5.250%, 4/1/30	325	316
Blue Owl Finance LLC 3.125%, 6/10/31	610	536
BPCE S.A. 144A 7.003%, 10/19/34(1)	535	582
Brookfield Asset Management Ltd. 5.795%, 4/24/35	325	332
Capital One Financial Corp.
2.359%, 7/29/32	388	337
6.377%, 6/8/34	105	111
Capital Power U.S. Holdings, Inc. 144A 6.189%, 6/1/35(1)	275	285
Charles Schwab Corp. (The)
6.136%, 8/24/34	195	207
Series H 4.000%(4)	260 (5)	244
Citadel Finance LLC
144A 4.750%, 2/14/29(1)	295	290
144A 5.150%, 2/14/31(1)	30	29
Citigroup, Inc.
6.270%, 11/17/33	690	736
6.174%, 5/25/34	379	395
Corebridge Financial, Inc. 6.375%, 9/15/54	565	561
Deutsche Bank AG 5.060%, 4/14/32	475	474
Drawbridge Special Opportunities Fund LP 144A 5.950%, 9/17/30(1)	350	335
EMD Finance LLC 144A 5.000%, 10/15/35(1)	460	452
F&G Annuities & Life, Inc. 6.500%, 6/4/29	385	393
Flutter Treasury DAC 144A 5.875%, 6/4/31(1)	460	458
Global Atlantic Fin Co. 144A 7.950%, 6/15/33(1)	197	218
Global Payments, Inc. 5.550%, 11/15/35	460	446
Goldman Sachs Group, Inc. (The)
5.330%, 7/23/35	665	667
5.065%, 1/21/37	12	12
HA Sustainable Infrastructure Capital, Inc. 6.375%, 7/1/34	460	469
Huntington Bancshares, Inc.
5.709%, 2/2/35	340	348
6.141%, 11/18/39	235	240
Icon Investments Six DAC 6.000%, 5/8/34	400	411
Imperial Brands Finance plc 144A 5.875%, 7/1/34(1)	345	355
JH North America Holdings, Inc. 144A 6.125%, 7/31/32(1)	475	479
See Notes to Schedule of Investments

VIRTUS Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026
($ reported in thousands)
	Par Value	Value

Financials—continued
JPMorgan Chase & Co.
5.717%, 9/14/33	$495	$511
1.953%, 2/4/32	635	559
KeyCorp 6.401%, 3/6/35	400	426
Lseg U.S. Fin Corp. 144A 5.250%, 3/23/36(1)	230	229
Mizuho Financial Group, Inc. 2.564%, 9/13/31	385	340
Morgan Stanley
6.342%, 10/18/33	120	128
5.250%, 4/21/34	165	166
5.424%, 7/21/34	285	289
5.948%, 1/19/38	249	256
National Australia Bank Ltd. 144A 5.625%, 6/4/37(1)	425	424
NatWest Group plc 6.475%, 6/1/34	390	404
NextEra Energy Capital Holdings, Inc. 6.500%, 8/15/55	445	457
Nippon Life Insurance Co.
144A 6.250%, 9/13/53(1)	200	207
144A 6.500%, 4/30/55(1)	75	79
Northern Trust Corp. 3.375%, 5/8/32	590	583
Omnis Funding Trust 144A 6.722%, 5/15/55(1)	385	401
PNC Financial Services Group, Inc. (The)
5.575%, 1/29/36	335	343
5.423%, 1/25/41	125	123
Prudential Financial, Inc.
5.125%, 3/1/52	179	175
6.750%, 3/1/53	285	300
Societe Generale S.A. 144A 6.066%, 1/19/35(1)	415	430
South Bow USA Infrastructure Holdings LLC
5.584%, 10/1/34	240	239
6.176%, 10/1/54	95	91
State Street Corp.
6.123%, 11/21/34	110	116
Series I 6.700%(4)	240 (5)	248
Stellantis Finance U.S., Inc. 144A 6.450%, 3/18/35(1)	340	334
Sumitomo Life Insurance Co. 144A 5.875%, 9/10/55(1)	460	458
Toronto-Dominion Bank (The) 8.125%, 10/31/82	440	455
U.S. Bancorp 5.424%, 2/12/36	475	484
UBS Group AG
144A 7.000%(1)(4)	335	339
144A 4.988%, 8/5/33(1)	270	268
Wells Fargo & Co. 6.491%, 10/23/34	445	480
		27,715

Health Care—0.9%
180 Medical, Inc. 144A 5.300%, 10/8/35(1)	575	564
Abbott Laboratories 5.500%, 3/15/56	126	123
	Par Value	Value

Health Care—continued
Amgen, Inc. 5.650%, 3/2/53	$432	$420
Augusta SpinCo Corp. 5.245%, 3/23/36	100	100
Baxter International, Inc. 3.132%, 12/1/51	735	440
CVS Health Corp. 5.050%, 3/25/48	355	314
Dentsply Sirona, Inc. 3.250%, 6/1/30	610	564
HCA, Inc.
5.450%, 9/15/34	235	238
5.250%, 6/15/49	415	373
IQVIA, Inc. 6.250%, 2/1/29	210	217
Medline Borrower LP
144A 3.875%, 4/1/29(1)	330	320
144A 5.000%, 6/15/31(1)	215	214
Royalty Pharma plc
5.400%, 9/2/34	220	222
3.350%, 9/2/51	330	221
Smith & Nephew plc 5.400%, 3/20/34	450	453
Universal Health Services, Inc. 2.650%, 1/15/32	510	445
Viatris, Inc. 144A 2.300%, 6/22/27(1)	1	1
		5,229

Industrials—0.8%
Alaska Airlines Pass-Through Trust 2020-1, A 144A 4.800%, 2/15/29(1)	538	537
Aviation Capital Group LLC 144A 6.375%, 7/15/30(1)	210	220
Baker Hughes Holdings LLC 5.850%, 6/15/56	330	326
British Airways Pass-Through Trust 2021-1, A 144A 2.900%, 9/15/36(1)	467	427
CoStar Group, Inc. 144A 2.800%, 7/15/30(1)	505	454
Fedex Freight Holding Co., Inc. 144A 5.250%, 3/15/36(1)	330	321
Flowserve Corp. 3.500%, 10/1/30	480	453
Hubbell, Inc. 5.150%, 6/15/36	110	109
L3Harris Technologies, Inc. 5.400%, 7/31/33	480	491
Rio Grande LNG LLC 144A 6.150%, 6/30/41(1)	420	420
Stanley Black & Decker, Inc. 6.707%, 3/15/60	300	299
United Airlines Pass-Through Trust 2023-1, A 5.800%, 7/15/37	252	262
United Airlines Pass-Through-Trust 2024-1, AA 5.450%, 8/15/38	23	24
Veralto Corp. 5.450%, 9/18/33	310	318
		4,661

See Notes to Schedule of Investments

VIRTUS Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026
($ reported in thousands)
	Par Value	Value

Information Technology—0.8%
Booz Allen Hamilton, Inc. 5.950%, 8/4/33	$445	$447
Broadcom, Inc. 144A 3.137%, 11/15/35(1)	570	484
Broadridge Financial Solutions, Inc. 5.750%, 5/15/36	240	240
Flex Ltd. 5.375%, 11/13/35	460	455
Foundry JV Holdco LLC 144A 5.875%, 1/25/34(1)	235	239
Gartner, Inc. 144A 3.750%, 10/1/30(1)	595	543
HUT 8 DC LLC 144A 6.192%, 11/15/42(1)	255	258
Marvell Technology, Inc. 5.300%, 4/15/36	465	463
Oracle Corp.
6.900%, 11/9/52	215	206
5.550%, 2/6/53	122	98
3.850%, 4/1/60	140	82
QTS Fayetteville I Dc1-2 LLC 144A 5.700%, 4/15/36(1)	325	309
Roper Technologies, Inc. 5.100%, 9/15/35	465	452
VSP Optical Group, Inc. 144A 5.650%, 6/1/36(1)	430	432
		4,708

Materials—0.4%
Bayport Polymers LLC 144A 5.140%, 4/14/32(1)	580	571
Berry Global, Inc. 5.650%, 1/15/34	440	451
Corp. Nacional del Cobre de Chile 144A 5.950%, 1/8/34(1)	350	361
Glencore Funding LLC 144A 2.850%, 4/27/31(1)	345	314
Smurfit Kappa Treasury ULC 5.777%, 4/3/54	570	568
		2,265

Real Estate—0.0%
Essential Properties LP 5.375%, 7/15/36	105	104
Utilities—1.0%
Black Hills Corp. 6.150%, 5/15/34	410	431
Brooklyn Union Gas Co. (The) 144A 4.866%, 8/5/32(1)	595	583
Chpe LLC 144A 5.350%, 6/30/36(1)	425	424
CMS Energy Corp. 4.750%, 6/1/50	615	603
Constellation Energy Generation LLC 5.875%, 1/15/66	335	327
Dominion Energy, Inc.
6.200%, 2/15/56	270	271
Series B 7.000%, 6/1/54	280	296
	Par Value	Value

Utilities—continued
Electricite de France S.A. 144A 6.900%, 5/23/53(1)	$425	$460
ENEL Finance International N.V. 144A 7.500%, 10/14/32(1)	400	448
Entergy Corp. 7.125%, 12/1/54	590	610
New York State Electric & Gas Corp. 144A 5.850%, 8/15/33(1)	320	334
NRG Energy, Inc. 144A 7.000%, 3/15/33(1)	433	470
Puget Energy, Inc. 4.224%, 3/15/32	640	614
		5,871

Total Corporate Bonds and Notes (Identified Cost $62,384)		62,619

	Shares
Common Stocks—61.7%
Communication Services—5.3%
Alphabet, Inc. Class A	33,100	11,829
Dayamitra Telekomunikasi PT	17,445,685	527
Infrastrutture Wireless Italiane SpA	237,527	1,672
Meta Platforms, Inc. Class A	11,792	6,642
oOh!media Ltd.	3,320,789	3,334
Reddit, Inc. Class A(6)	24,765	4,299
Space Exploration Technologies Corp. Class A(6)	12,466	2,130
		30,433

Consumer Discretionary—5.5%
Allegro.eu S.A.(6)	275,225	2,767
Amazon.com, Inc.(6)	49,682	11,841
Bright Horizons Family Solutions, Inc.(6)	21,379	1,515
Hermes International SCA Unsponsored ADR	14,417	2,639
Installed Building Products, Inc.	4,233	973
Marriott International, Inc. Class A	14,782	5,478
Pool Corp.	6,996	1,503
Rollins, Inc.	42,352	1,768
SiteOne Landscape Supply, Inc.(6)	10,067	1,152
Thor Industries, Inc.	19,997	1,503
		31,139

Consumer Staples—0.5%
BJ’s Wholesale Club Holdings, Inc.(6)	17,777	1,550
Heineken Malaysia Bhd	291,600	1,389
		2,939

Energy—0.5%
Pason Systems, Inc.	308,809	2,685
Financials—9.6%
AJ Bell plc	755,994	6,132
Caixa Seguridade Participacoes S.A.	2,074,636	7,937
FinecoBank Banca Fineco SpA	232,550	5,832
Hamilton Lane, Inc. Class A	14,553	1,147
IntegraFin Holdings plc	376,298	1,770
Interactive Brokers Group, Inc. Class A	40,748	3,547
Jack Henry & Associates, Inc.	17,732	2,442
See Notes to Schedule of Investments

VIRTUS Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026
($ reported in thousands)
	Shares	Value

Financials—continued
LPL Financial Holdings, Inc.	6,770	$1,907
Mortgage Advice Bureau Holdings Ltd.	200,106	1,367
Progressive Corp. (The)	17,489	3,821
Qualitas Controladora SAB de C.V.	140,753	1,411
Steadfast Group Ltd.	848,431	2,996
Visa, Inc. Class A	33,683	11,556
W. R. Berkley Corp.	40,996	2,891
		54,756

Health Care—6.2%
Align Technology, Inc.(6)	6,728	1,135
As One Corp.	274,300	3,821
Cooper Cos., Inc. (The)(6)	27,034	1,938
Eli Lilly & Co.	5,589	6,704
Globus Medical, Inc. Class A(6)	20,039	1,583
Haw Par Corp., Ltd.	482,100	5,910
IDEXX Laboratories, Inc.(6)	5,810	3,059
Intuitive Surgical, Inc.(6)	7,090	2,819
Medline, Inc. Class A(6)	107,727	4,249
Riverstone Holdings Ltd.	2,591,900	1,713
Sartorius Stedim Biotech	12,786	2,653
		35,584

Industrials—14.3%
Allegion plc	16,928	2,378
Beijer Ref AB Class B	163,209	2,390
Comfort Systems USA, Inc.	3,119	6,182
Epiroc AB Class B	232,181	5,383
Equifax, Inc.	8,138	1,292
Exponent, Inc.	22,525	1,324
Fair Isaac Corp.(6)	4,085	4,881
Haitian International Holdings Ltd.	1,300,006	3,108
Howden Joinery Group plc	334,101	3,711
Japan Elevator Service Holdings Co., Ltd.	219,600	2,349
Karman Holdings, Inc.(6)	53,755	2,683
Knorr-Bremse AG	24,990	2,901
Lennox International, Inc.	3,668	2,102
Lumax International Corp., Ltd.	296,000	1,143
MISUMI Group, Inc.	120,100	2,950
MonotaRO Co., Ltd.	229,700	2,621
MTU Aero Engines AG	9,752	4,055
NICE Information Service Co., Ltd.	143,029	1,268
Nordson Corp.	8,977	2,708
S-1 Corp.	54,645	2,515
Saia, Inc.(6)	5,330	2,245
Spirax Group plc	41,936	3,802
Sterling Infrastructure, Inc.(6)	5,516	4,630
Uber Technologies, Inc.(6)	46,596	3,362
UL Solutions, Inc. Class A	29,026	2,957
VAT Group AG	2,001	1,749
Watsco, Inc.	4,982	2,076
Zurn Elkay Water Solutions Corp.	58,547	2,958
		81,723

Information Technology—18.8%
Amphenol Corp. Class A	72,397	12,765
ARM Holdings plc ADR(6)	27,107	9,611
Cloudflare, Inc. Class A(6)	26,652	6,537
Datadog, Inc. Class A(6)	34,501	8,983
	Shares	Value

Information Technology—continued
KLA Corp.	28,170	$8,499
Marvell Technology, Inc.	26,899	8,013
Monolithic Power Systems, Inc.	4,042	5,587
NVIDIA Corp.	83,096	16,627
Riken Keiki Co., Ltd.	147,800	3,359
ServiceNow, Inc.(6)	37,865	3,759
ServiceTitan, Inc. Class A(6)	27,573	1,950
Shopify, Inc. Class A(6)	44,975	5,135
Snowflake, Inc. Class A(6)	35,124	8,939
Teledyne Technologies, Inc.(6)	4,360	2,908
Trimble, Inc.(6)	33,951	1,738
Universal Display Corp.	16,484	1,427
Zebra Technologies Corp. Class A(6)	6,252	1,646
		107,483

Materials—1.0%
Corp. Moctezuma SAB de C.V.	1,000,127	4,764
Forterra plc	638,376	1,145
		5,909

Total Common Stocks (Identified Cost $242,838)		352,651

Affiliated Mutual Funds—12.4%
Fixed Income Funds—12.4%
Virtus Newfleet ABS MACS(7)(8)	1,962,736	19,353
Virtus Newfleet CMBS MACS(7)(8)	1,118,055	11,091
Virtus Newfleet Floating Rate MACS(7)(8)	987,662	9,432
Virtus Newfleet High Yield MACS(7)(8)	1,016,851	9,935
Virtus Newfleet RMBS MACS(7)(8)	2,102,045	21,251
Total Affiliated Mutual Funds (Identified Cost $71,811)		71,062

Affiliated Exchange-Traded Fund—0.4%
Financials—0.4%
Virtus Newfleet Securitized Income ETF(8)	95,902	2,318
Total Affiliated Exchange-Traded Fund (Identified Cost $2,343)		2,318

Total Long-Term Investments—97.7% (Identified Cost $459,537)		558,598

See Notes to Schedule of Investments

VIRTUS Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026
($ reported in thousands)
	Shares	Value

Short-Term Investment—0.2%
Money Market Mutual Fund—0.2%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 3.538%)(8)	1,130,129	$1,130
Total Short-Term Investment (Identified Cost $1,130)		1,130

TOTAL INVESTMENTS—97.9% (Identified Cost $460,667)		$559,728
Other assets and liabilities, net—2.1%		12,281
NET ASSETS—100.0%		$572,009

Abbreviations:
ABS	Asset-Backed Securities
ADR	American Depositary Receipt
BDC	Business Development Companies
CMBS	Commercial Mortgage-Backed Securities
DAC	Designated Activity Company
ETF	Exchange-Traded Fund
LLC	Limited Liability Company
LP	Limited Partnership
MACS	Managed Account Completion Shares
plc	Public Limited Company
RMBS	Residential Mortgage-Backed Securities
ULC	Unlimited Liability Company

Footnote Legend:
(1)
Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2026, these securities amounted to a value of $26,784 or 4.7% of net assets.

(2)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(3)	Represents step coupon bond. Rate shown reflects the rate in effect as of June 30, 2026.
(4)	No contractual maturity date.
(5)	Value shown as par value.
(6)	Non-income producing.
(7)	Affiliated investment.
(8)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	77%
United Kingdom	4
Japan	3
Brazil	2
Singapore	2
Italy	2
Germany	1
Other	9
Total	100%
† % of total investments as of June 30, 2026.

Exchange-traded futures contracts as of June 30, 2026 were as follows:
Issue	Expiration	Contracts Purchased/(Sold)	Notional Value	Value / Unrealized Appreciation	Value / Unrealized Depreciation
Short Contracts:
U.S. Treasury Ultra Bond Future	June 2026	(11)	$(1,278)	$—	$(24)
Total				$—	$(24)

Centrally cleared credit default swaps - buy protection(1) outstanding as of June 30, 2026 were as follows:
Reference Entity	Payment Frequency	Fixed Rate	Expiration Date	Notional Amount(2)	Value	Premiums Paid (Received)	Unrealized Appreciation	Unrealized Depreciation
CDX.EM.CDSI.S45	Quarterly	1.000%	06/20/31	$2,155	$38	$56	$—	$(19)
CDX.HY.CDSI.S46	Quarterly	5.000%	06/20/31	1,935	(159)	(147)	—	(11)
Total					$(121)	$(91)	$—	$(30)

See Notes to Schedule of Investments

VIRTUS Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026
($ reported in thousands)
Footnote Legend:
(1)
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

(2)
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

The following table summarizes the value of the Fund’s investments as of June 30, 2026, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at June 30, 2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Instruments:
U.S. Government Securities	$30,799	$—	$30,799
Foreign Government Securities	6,091	—	6,091
Mortgage-Backed Securities	33,058	—	33,058
Corporate Bonds and Notes	62,619	—	62,619
Equity Securities:
Common Stocks	352,651	352,651	—
Affiliated Exchange-Traded Fund	2,318	2,318	—
Affiliated Mutual Funds	71,062	71,062	—
Money Market Mutual Fund	1,130	1,130	—
Total Assets	559,728	427,161	132,567
Liabilities:
Other Financial Instruments:
Centrally Cleared Credit Default Swaps	(121)	—	(121)
Futures Contracts	(24)	(24)	—
Total Liabilities	(145)	(24)	(121)
Total Investments	$559,583	$427,137	$132,446
There were no securities valued using significant unobservable inputs (Level 3) at June 30, 2026.
There were no transfers into or out of Level 3 related to securities held at June 30, 2026.
See Notes to Schedule of Investments

VIRTUS TACTICAL ALLOCATION FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2026
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
• Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
• Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, restricted securities, and leveraged loans are valued based on either evaluated or composite quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual financial statements.